CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	0	4,570,191	2,504,721
Treasury Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		(4,570,191)	(2,504,721)
Issuance of shares for restricted shares vested (in shares)	1,398,840	2,115,809	950,320
Exercise of share options (in shares)	666,255	4,803,288	3,363,159